Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Income and Expense
Current accounts and deposits	€ 90	€ 270	€ 501
Interest on loans and borrowings	(596)	(538)	(395)
Net foreign exchange benefit/(loss)	(2,669)	738	6,065
Total	€ (3,175)	€ 470	€ 6,171